Tax Receivable Agreement - Additional Information (Details) € in Thousands, $ in Millions				3 Months Ended			6 Months Ended			12 Months Ended
	May 30, 2025 shares	Oct. 10, 2023 EUR (€) shares	Oct. 10, 2023 USD ($) shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€) shares
Tax Receivable Agreement [Line Items]
Payments to the tax receivable agreement (tra)		85.00%	85.00%
Benefit of the remaining applicable tax savings		15.00%	15.00%
Future payments expected to be made under Tax Receivable Agreement		€ 298,900	$ 239.4
Future expected period of payment to be made under tax receivable agreement		12 years	12 years
TRA liability current				€ 60,881			€ 60,881			€ 54,364
Payment of tax receivable agreement liability							14,627
Carrying Value
Tax Receivable Agreement [Line Items]
TRA liability				355,100			355,100			356,800
TRA liability current				60,900			60,900			€ 54,400
Level 3 | Fair Value
Tax Receivable Agreement [Line Items]
TRA liability		€ 355,800
MidCo
Tax Receivable Agreement [Line Items]
Payment of tax receivable agreement liability				€ 14,600	$ 17.3	€ 0	€ 14,600	$ 17.3	€ 0
Ordinary Shares
Tax Receivable Agreement [Line Items]
Shares repurchased of ordinary shares | shares	3,927,344	5,648,465	5,648,465							3,927,344